ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of information concerning Suntech Power's major subsidiaries

The following table sets forth information concerning Suntech Power’s major subsidiaries as of December 31, 2011:

	Date of	Date of	Place of	Percentage of
Subsidiary	Acquisition	Incorporation	Incorporation	Ownership

Power Solar System Co., Ltd.	N/A	June 23, 2000	BVI	100%
Wuxi Suntech Power Co., Ltd. (“Wuxi Suntech”)	N/A	January 22, 2001	PRC	100%
Luoyang Suntech Power Co., Ltd. (“Luoyang Suntech”)	N/A	October 16, 2005	PRC	91%
Suntech America, Inc. (“Suntech America”)	N/A	July 5, 2006	USA	100%
Suntech Power Japan Corporation (“Suntech Japan”), previously MSK Corporation	August 11, 2006	July 1, 1967	Japan	100%
Suntech Power Co., Ltd. (“Shanghai Suntech”)	N/A	November 28, 2006	PRC	100%
Suntech Energy Engineering Co., Ltd. (“SEE”)	N/A	July 4, 2007	PRC	100%
Suntech Power Investment Pte. Ltd. (“Suntech Singapore”)	N/A	October 8, 2007	Singapore	100%
Suntech Power International Ltd, Zurich (“Suntech Swiss”)	N/A	October 18, 2007	Switzerland	100%
Bright Path Holdings Limited (“Bright Path”)	N/A	August 8, 2008	BVI	100%
Kuttler Automation Systems (Suzhou) Co., Ltd.	April 2, 2008	January 21, 2002	PRC	100%
Yangzhou Suntech Power Co. Ltd. (“YZ Suntech”)	N/A	July 11, 2008	PRC	100%
Yangzhou Rietech Renewal Energy Company (“YZ Rietech”)	December 31, 2010	June 17, 2010	PRC	100%
Zhenjiang Rende New Energy Science Technology Co., Ltd. (“ZJ Rende”)	December 31, 2010	September 3, 2010	PRC	100%
Zhenjiang Rietech New Energy Science Technology Co., Ltd. (“ZJ Rietech”)	December 31, 2010	November 19, 2010	PRC	100%